CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss for the year	$ (20,286)	$ (9,778)
Non-cash adjustments reconciling net loss to operating cash flows
Depreciation of property and equipment	123	197
Write-off of property and equipment		77
Gain on disposal of property and equipment		(30)
Reversal of provision for lease resiliation		(52)
Stock-based compensation expense	2,009	940
License and up-front fees		(2,333)
Lease incentive	85	28
Changes in operating assets and liabilities
Interest and other receivables	(331)	150
Other current assets	45	(553)
Accounts payable and accrued liabilities	1,434	(353)
Change in provision for lease abandonment costs		(346)
Unbilled revenue		409
Cash flows used for operating activities	(16,921)	(11,644)
Investing activities
Purchase of property and equipment	(230)	(110)
Purchases of marketable securities and term deposits	(29,431)	(44,670)
Security deposit	(12)	61
Restricted cash equivalents and marketable securities	283	604
Disposal and maturities of marketable securities and term deposits	29,716	24,827
Proceeds from disposal of property and equipment		77
Cash flows provided by investing activities	326	(19,211)
Financing activities
Issuance of common stock	20,966	29,032
Common stock issuance costs	(1,080)	(1,632)
Issuance of warrants	5,180	6,619
Warrant issuance costs	(238)	(372)
Costs of reorganization	(15)	(33)
Cash flows used for financing activities	24,813	33,614
Increase (decrease) in cash and cash equivalents	8,218	2,759
Effect of exchange rate changes on cash and cash equivalents	303	(278)
Cash and cash equivalents, beginning of period	9,882	7,401
Cash and cash equivalents, end of period	18,403	9,882
Income taxes paid	34
Interest paid	$ 6	$ 1